Summary of Significant Accounting Policies - Reduction in Earnings Per Share (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Dividend on preferred shares										$ 1,006,886	$ 920,000
Accretion dividend on preferred shares										222,360	111,180
Total cost of preferred stock										$ 1,229,246	$ 1,031,180
Reduction in earnings per share to common stockholders:
Basic										$ 0.16	$ 0.14
Fully diluted										$ 0.16	$ 0.14
Weighted average shares outstanding - basic	7,430,970	7,483,582	7,488,906	7,488,445	7,487,726	7,487,283	7,485,283	7,484,475	7,483,606	7,486,445	7,460,294
Weighted average shares outstanding - diluted	7,430,970	7,483,582	7,488,906	7,488,445	7,487,726	7,487,283	7,485,283	7,484,475	7,483,606	7,486,445	7,460,294